Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Borrowings by Type

Other borrowings at December 31, 2011 and 2010 are comprised of the following:

	2011	2010
FHLB advances, including unamortized premium of $1,199 and $2,487, respectively	$1,237,485	$866,655
Securities sold under agreements to repurchase, including unamortized premium of $394 and $714, respectively	20,394	20,714
Notes payable	—	20

	$1,257,879	$887,389

Schedule of Advances from Federal Home Loan Bank

Advances from the FHLB at December 31, 2011 and 2010 are as follows:

	2011	2010
Fixed-rate advances with a weighted-average interest rate of 2.45% and 3.63%, respectively	$846,786	$720,168
Convertible advances with a weighted-average fixed interest rate of 4.42% and 4.42%, respectively	44,000	44,000
Overnight advances with a weighted-average floating interest rate of 0.36% and 0.47%, respectively	345,500	100,000

	$1,236,286	$864,168

Schedule of Contractual Maturity Dates for Federal Home Loan Bank Advances	Contractual maturity dates for FHLB advances at December 31, 2011 are as follows:

2012	$692,428
2013	252,858
2014	100,000
2015	81,000
2016	80,000
2017	25,000
2018	—
2019	5,000

$1,236,286